15. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Details
Management and consulting fees	$ 154,356	$ 60,010	$ 242,667	$ 149,667
Rent	0	0	0	4,500
Salaries and benefits	0	132,613	0	0
Share-based compensation	0	280,864	0	0
Related Party Expenses	$ 154,356	$ 473,487	$ 242,667	$ 154,167